UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/21

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2021
Semiannual Report
to Shareholders
DWS Government Cash Management Fund

Contents
DWS Government Cash Management Fund
4	Portfolio Summary
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Information About Your Fund’s Expenses
Government Cash Management Portfolio
17	Investment Portfolio
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
31	Advisory Agreement Board Considerations and Fee Evaluation
36	Account Management Resources
38	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Government Cash Management Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Government Cash Management Fund	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/21	12/31/20
Government & Agency Obligations	60%	80%
Repurchase Agreements	40%	20%
	100%	100%
Weighted Average Maturity	6/30/21	12/31/20
DWS Government Cash Management Fund	31 days	25 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	35 days	41 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
DWS Government Cash Management Fund (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Government Cash Management Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation and Weighted Average Maturity at June 30, 2021 are based on the holdings of Government Cash Management Portfolio.
For more complete details about the Portfolio’s holdings, see page 17. A quarterly Fact Sheet is available on liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp or upon request. Please see the Account Management Resources section on page 36 for contact information.
4 |	DWS Government Cash Management Fund

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$ 183,108,250
Due from Advisor	6,395
Other assets	15,266
Total assets	183,129,911
Liabilities
Distributions payable	622
Accrued Trustees' fees	455
Other accrued expenses and payables	21,866
Total liabilities	22,943
Net assets, at value	$ 183,106,968
Net Assets Consist of
Distributable earnings (loss)	(12,506)
Paid-in capital	183,119,474
Net assets, at value	$ 183,106,968
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($183,106,968 ÷ 183,214,333 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Management Fund	| 5

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$ 61,592
Expenses*	(29,412)
Net investment income allocated from Government Cash Management Portfolio	32,180
Expenses:
Administration fee	96,889
Services to shareholders	25,961
Service fees	59,931
Professional fees	22,599
Reports to shareholders	4,482
Registration fees	11,072
Trustees' fees and expenses	364
Other	20,893
Total expenses before expense reductions	242,191
Expense reductions	(220,001)
Total expenses after expense reductions	22,190
Net investment income	9,990
Net realized gain (loss) allocated from Government Cash Management Portfolio	2,760
Net increase (decrease) in net assets resulting from operations	$ 12,750
*	Net of $107,682 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2021.
The accompanying notes are an integral part of the financial statements.
6 |	DWS Government Cash Management Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 9,990	$ 647,941
Net realized gain (loss)	2,760	1,452
Net increase (decrease) in net assets resulting from operations	12,750	649,393
Distributions to shareholders: Institutional Shares	(9,995)	(682,950)
Fund share transactions:
Proceeds from shares sold	410,635,167	1,214,628,402
Reinvestment of distributions	5,356	353,428
Payments for shares redeemed	(445,232,317)	(1,219,785,098)
Net increase (decrease) in net assets from Fund share transactions	(34,591,794)	(4,803,268)
Increase (decrease) in net assets	(34,589,039)	(4,836,825)
Net assets at beginning of period	217,696,007	222,532,832
Net assets at end of period	$ 183,106,968	$ 217,696,007
Other Information:
Shares outstanding at beginning of period	217,806,127	222,609,395
Shares sold	410,635,167	1,214,628,402
Shares issued to shareholders in reinvestment of distributions	5,356	353,428
Shares redeemed	(445,232,317)	(1,219,785,098)
Net increase (decrease) in Fund shares	(34,591,794)	(4,803,268)
Shares outstanding at end of period	183,214,333	217,806,127

The accompanying notes are an integral part of the financial statements.
DWS Government Cash Management Fund	| 7

Financial Highlights
DWS Government Cash Management Fund — Institutional Shares
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.003	.020	.016	.006	.002
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.003	.020	.016	.006	.002
Less distributions from:
Net investment income	(.000) *	(.003)	(.020)	(.016)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.00 **	.30	1.98	1.61	.64	.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	183	218	223	2,119	1,682	1,990
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.38 ***	.36	.33	.31	.32	.32
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.05 ***	.19	.25	.27	.28	.27
Ratio of net investment income (%)	.01 ***	.30	2.13	1.63	.63	.16
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
8 |	DWS Government Cash Management Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Government Cash Management Fund (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2021, the Fund owned approximately 1% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are
DWS Government Cash Management Fund	| 9

applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
At December 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $21,000, including short-term losses ($19,000) and long-term losses ($2,000), which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.	Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that
10 |	DWS Government Cash Management Fund

invests substantially all of its assets in the Portfolio. In the event the Board of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee, which amount would be approved by the Board.
For the period from January 1, 2021 through April 30, 2022, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.30% of the Fund’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed are $220,001.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $96,889, of which $15,270 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC aggregated $24,971, of which $5,862 is unpaid.
In addition, for the six months ended June 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $123.
Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee” ) to shareholders at an annual rate of up to 0.25% of the
DWS Government Cash Management Fund	| 11

average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2021, the Service Fee was as follows:
	Total Aggregated	Unpaid at June 30, 2021	Annualized Rate
DWS Government Cash Management Fund	$ 59,931	$ 7,321.06%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $608, of which $505 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2021, there was one shareholder account that held approximately 16% of the outstanding shares of the Fund.
D.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
12 |	DWS Government Cash Management Fund

E.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Government Cash Management Fund	| 13

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
14 |	DWS Government Cash Management Fund

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2021 (Unaudited)

Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/21	$1,000.00
Ending Account Value 6/30/21	$1,000.05
Expenses Paid per $1,000**	$ .25
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 1/1/21	$1,000.00
Ending Account Value 6/30/21	$1,024.55
Expenses Paid per $1,000**	$ .25
*	Expenses include amounts allocated proportionally from the Portfolio.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Institutional Shares
DWS Government Cash Management Fund	.05%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Government Cash Management Fund	| 15

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)
16 |	Government Cash Management Portfolio

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Government & Agency Obligations 61.0%
U.S. Government Sponsored Agencies 13.7%
Federal Farm Credit Bank:
SOFR + 0.07%, 0.12% (a), 8/11/2022	152,975,000	152,983,628
SOFR + 0.08%, 0.125% (a), 7/9/2021	68,000,000	68,000,000
SOFR + 0.08%, 0.13% (a), 3/10/2022	70,000,000	70,000,000
Federal Home Loan Bank:
0.01% (b), 8/6/2021	2,425,000	2,424,976
0.015% (b), 8/19/2021	432,750,000	432,741,165
0.041% (b), 10/20/2021	281,000,000	280,965,343
0.053% (b), 12/22/2021	1,430,000	1,429,637
SOFR + 0.01%, 0.055% (a), 9/10/2021	200,000,000	200,000,000
SOFR + 0.01%, 0.06% (a), 1/13/2022	235,000,000	235,000,000
SOFR + 0.01%, 0.06% (a), 3/25/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.06% (a), 8/1/2022	440,000,000	440,000,000
0.061% (b), 9/1/2021	150,000,000	149,984,500
SOFR + 0.02%, 0.065% (a), 8/27/2021	125,000,000	125,000,000
SOFR + 0.02%, 0.065% (a), 4/11/2022	100,000,000	100,000,000
SOFR + 0.02%, 0.065% (a), 6/23/2022	350,000,000	350,000,000
0.094% (b), 7/16/2021	18,000,000	17,999,306
SOFR + 0.05%, 0.1% (a), 12/23/2021	40,000,000	40,000,000
0.125%, 7/8/2021	5,000,000	4,999,960
SOFR + 0.12%, 0.17% (a), 2/28/2022	150,000,000	150,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.05%, 0.095% (a), 8/27/2021	50,000,000	50,000,000
SOFR + 0.07%, 0.12% (a), 2/25/2022	450,000,000	450,000,000
SOFR + 0.10%, 0.145% (a), 8/19/2022	207,000,000	207,000,000
SOFR + 0.14%, 0.19% (a), 12/10/2021	100,000,000	99,991,020
SOFR + 0.15%, 0.195% (a), 12/9/2021	40,000,000	40,000,000
SOFR + 0.19%, 0.24% (a), 6/2/2022	40,000,000	40,000,000
Federal National Mortgage Association:
SOFR + 0.30%, 0.35% (a), 1/7/2022	80,000,000	80,000,000
SOFR + 0.31%, 0.36% (a), 10/25/2021	85,000,000	85,000,000
		3,918,519,535
U.S. Treasury Obligations 47.3%
U.S. Treasury Bills:
0.005% (b), 7/8/2021	300,000,000	299,999,708
0.005% (b), 7/13/2021	664,500,000	664,498,892
0.007% (b), 8/12/2021	410,000,000	409,996,891
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 17

	Principal Amount ($)	Value ($)
0.008% (b), 7/13/2021	245,000,000	244,999,388
0.01% (b), 7/1/2021	18,277,000	18,277,000
0.011% (b), 8/19/2021	615,000,000	614,990,792
0.015% (b), 8/12/2021	1,106,600,000	1,106,580,634
0.015% (b), 8/19/2021	405,000,000	404,991,731
0.015% (b), 8/26/2021	412,000,000	411,990,387
0.02% (b), 7/29/2021	80,000,000	79,998,756
0.021% (b), 7/6/2021	280,000,000	279,999,005
0.031% (b), 11/4/2021	1,243,000,000	1,242,867,310
0.035% (b), 10/14/2021	500,000,000	499,948,958
0.035% (b), 10/28/2021	480,000,000	479,944,466
0.035% (b), 11/4/2021	850,000,000	849,895,875
0.036% (b), 10/7/2021	73,800,000	73,792,868
0.036% (b), 11/4/2021	151,000,000	150,981,238
0.037% (b), 10/14/2021	1,000,000,000	999,893,542
0.042% (b), 10/21/2021	1,000,000,000	999,872,444
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.06%, 0.105% (a), 7/31/2022	400,000,000	400,227,362
3-month U.S. Treasury Bill Money Market Yield + 0.11%, 0.164% (a), 4/30/2022	1,133,500,000	1,134,326,263
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 0.204% (a), 1/31/2022	176,000,000	176,152,713
3-month U.S. Treasury Bill Money Market Yield + 0.22%, 0.27% (a), 7/31/2021	1,230,000,000	1,230,222,472
3-month U.S. Treasury Bill Money Market Yield + 0.30%, 0.35% (a), 10/31/2021	722,000,000	722,715,980
U.S. Treasury Notes, 1.125%, 7/31/2021	75,000,000	75,066,379
		13,572,231,054
Total Government & Agency Obligations (Cost $17,490,750,589)		17,490,750,589
Repurchase Agreements 40.1%
Barclays Bank PLC, 0.05%, dated 6/30/2021, to be repurchased at $21,900,030 on 7/1/2021 (c)	21,900,000	21,900,000
BNP Paribas, 0.05%, dated 6/30/2021, to be repurchased at $50,000,069 on 7/1/2021 (d)	50,000,000	50,000,000
BONY Fed Tri Party Repo, 0.05%, dated 6/30/2021, to be repurchased at $9,800,013,611 on 7/1/2021 (e)	9,800,000,000	9,800,000,000
Chase Tri Party Repo, 0.05%, dated 6/30/2021, to be repurchased at $133,000,185 on 7/1/2021 (f)	133,000,000	133,000,000
The accompanying notes are an integral part of the financial statements.
18 |	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc.:
0.05%, dated 6/30/2021, to be repurchased at $759,101,054 on 7/1/2021 (g)	759,100,000	759,100,000
0.06%, dated 6/30/2021, to be repurchased at $460,000,767 on 7/1/2021 (h)	460,000,000	460,000,000
HSBC Securities, Inc., 0.045%, dated 6/30/2021, to be repurchased at $32,800,041 on 7/1/2021 (i)	32,800,000	32,800,000
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2021, to be repurchased at $150,000,208 on 7/1/2021 (j)	150,000,000	150,000,000
Wells Fargo Bank:
0.06%, dated 6/30/2021, to be repurchased at $53,900,090 on 7/1/2021 (k)	53,900,000	53,900,000
0.05%, dated 6/30/2021, to be repurchased at $55,300,077 on 7/1/2021 (l)	55,300,000	55,300,000
Total Repurchase Agreements (Cost $11,516,000,000)		11,516,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $29,006,750,589)	101.1	29,006,750,589
Other Assets and Liabilities, Net	(1.1)	(313,287,870)
Net Assets	100.0	28,693,462,719
(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
19,275,800	U.S. Treasury Bills	Zero Coupon	6/16/2022	19,262,076
3,083,700	U.S. Treasury Notes	0.125	6/30/2023	3,075,991
Total Collateral Value				22,338,067
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,431,100	U.S. Treasury Bonds	2.875	5/15/2043	51,000,005
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 19

(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,616,753,500	U.S. Treasury Notes	1.5–3	8/15/2022–9/30/2025	3,787,390,468
5,611,269,800	U.S. Treasury Bonds	2–2.375	2/15/2023–5/15/2029	6,012,623,175
Total Collateral Value				9,800,013,643
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,000	U.S. Treasury Notes	1.375	8/31/2023	25,704
132,697,600	U.S. Treasury Bonds	1.625	11/15/2022	135,634,364
Total Collateral Value				135,660,068
(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
774,444,300	U.S. Treasury Bills	Zero Coupon	10/19/2021–12/2/2021	774,283,804
(h)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
469,310,100	U.S. Treasury Bills	Zero Coupon	10/28/2021–12/2/2021	469,208,354
(i)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,707,672	U.S. Treasury Inflation-Indexed Bonds	Zero Coupon	5/15/2022–8/15/2025	33,456,000
(j)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
148,855,971	Federal National Mortgage Association	1.5–3.5	6/1/2036–12/1/2050	154,500,001
(k)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,974,231	Federal National Mortgage Association	3–4.5	8/1/2048–2/1/2051	54,978,000
The accompanying notes are an integral part of the financial statements.
20 |	Government Cash Management Portfolio

(l)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
46,242,413	U.S. Treasury Inflation-Indexed Bonds	0.125–0.875	1/15/2023–7/15/2029	56,406,004
SOFR:	Secured Overnight Financing Rate
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$17,490,750,589	$—	$17,490,750,589
Repurchase Agreements	—	11,516,000,000	—	11,516,000,000
Total	$ —	$29,006,750,589	$ —	$29,006,750,589
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 21

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$ 17,490,750,589
Repurchase agreements, valued at amortized cost	11,516,000,000
Cash	124,695,931
Interest receivable	1,968,727
Due from Advisor	127,514
Other assets	315,703
Total assets	29,133,858,464
Liabilities
Payable for investments purchased	440,000,000
Accrued Trustees' fees	96,845
Other accrued expenses and payables	298,900
Total liabilities	440,395,745
Net assets, at value	$ 28,693,462,719
The accompanying notes are an integral part of the financial statements.
22 |	Government Cash Management Portfolio

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 6,644,410
Expenses:
Management fee	11,042,588
Administration fee	3,439,116
Custodian fee	110,273
Professional fees	154,438
Reports to shareholders	15,710
Trustees' fees and expenses	389,376
Other	543,961
Total expenses before expense reductions	15,695,462
Expense reductions	(12,752,751)
Total expenses after expense reductions	2,942,711
Net investment income	3,701,699
Net realized gain (loss) from investments	201,065
Net increase (decrease) in net assets resulting from operations	$ 3,902,764
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 23

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 3,701,699	$ 86,147,167
Net realized gain (loss)	201,065	202,122
Net increase (decrease) in net assets resulting from operations	3,902,764	86,349,289
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	50,283,299,224	82,358,268,912
Value of capital withdrawn	(47,716,229,675)	(75,212,997,203)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	2,567,069,549	7,145,271,709
Increase (decrease) in net assets	2,570,972,313	7,231,620,998
Net assets at beginning of period	26,122,490,406	18,890,869,408
Net assets at end of period	$ 28,693,462,719	$ 26,122,490,406

The accompanying notes are an integral part of the financial statements.
24 |	Government Cash Management Portfolio

Financial Highlights
Government Cash Management Portfolio
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28,693	26,122	18,891	15,720	17,172	11,975
Ratio of expenses before expense reductions (%)	.14 *	.13	.14	.14	.14	.16
Ratio of expenses after expense reductions (%)	.03 *	.07	.07	.10	.11	.11
Ratio of net investment income (%)	.03 *	.36	2.13	1.76	.83	.32
Total Return (%)[a]	.02 b**	.41 [c]	2.17 [c]	1.78 [c]	.81 [c]	.32 [c]
[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 25

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2021, DWS Government Cash Management Fund and DWS Government Money Market Series owned approximately 1% and 98%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the
26 |	Government Cash Management Portfolio

securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of June 30, 2021, the Portfolio held repurchase agreements with a gross value of $11,516,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2021, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $29,006,750,589.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification
Government Cash Management Portfolio	| 27

clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.	Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.096% of the Portfolio’s average daily net assets.
For the period from January 1, 2021 through June 30, 2021, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any
28 |	Government Cash Management Portfolio

time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed are $12,752,751.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $3,439,116, of which $578,744 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2021, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $400, all of which is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2021.
D.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low interest rates, the Portfolio’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary
Government Cash Management Portfolio	| 29

policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
E.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Portfolio and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Portfolio and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Portfolio and reflect the consequences as appropriate in the Portfolio’s accounting and financial reporting.
30 |	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Cash Management Fund (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2020. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
DWS Government Cash Management Fund	| 31

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board
32 |	DWS Government Cash Management Fund

noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding shareholder administration fees), which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (4th quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the
DWS Government Cash Management Fund	| 33

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board
34 |	DWS Government Cash Management Fund

noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
DWS Government Cash Management Fund	| 35

Account Management Resources
Automated Information Line	Institutional Investor Services (800) 730-1313
Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site	liquidity.dws.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
36 |	DWS Government Cash Management Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Nasdaq Symbol	BICXX
CUSIP Number	25160K 306
Fund Number	541
DWS Government Cash Management Fund	| 37

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

38 |	DWS Government Cash Management Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Government Cash Management Fund	| 39

222 South Riverside Plaza
Chicago, IL 60606-5808
DGCMF-3
(R-028295-10 8/21)

June 30, 2021
Semiannual Report
to Shareholders
DWS Government Money Market Series

Contents
DWS Government Money Market Series
4	Portfolio Summary
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Information About Your Fund’s Expenses
Government Cash Management Portfolio
17	Investment Portfolio
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
31	Advisory Agreement Board Considerations and Fee Evaluation
36	Account Management Resources
38	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Government Money Market Series

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Government Money Market Series	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/21	12/31/20
Government & Agency Obligations	60%	80%
Repurchase Agreements	40%	20%
	100%	100%
Weighted Average Maturity	6/30/21	12/31/20
DWS Government Money Market Series	31 days	25 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	35 days	41 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
DWS Government Money Market Series (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Government Cash Management Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation and Weighted Average Maturity at June 30, 2021 are based on the holdings of Government Cash Management Portfolio.
For more complete details about the Portfolio’s holdings, see page 17. A quarterly Fact Sheet is available on liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp or upon request. Please see the Account Management Resources section on page 36 for contact information.
4 |	DWS Government Money Market Series

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$ 28,311,784,562
Receivable for Fund shares sold	2,510
Other assets	23,524
Total assets	28,311,810,596
Liabilities
Payable for Fund shares redeemed	232,119
Distributions payable	337,835
Accrued Trustees' fees	1,213
Other accrued expenses and payables	124,929
Total liabilities	696,096
Net assets, at value	$ 28,311,114,500
Net Assets Consist of
Distributable earnings (loss)	808,336
Paid-in capital	28,310,306,164
Net assets, at value	$ 28,311,114,500
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($28,311,114,500 ÷ 28,311,012,736 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Government Money Market Series	| 5

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$ 6,504,745
Expenses*	(2,873,767)
Net investment income allocated from Government Cash Management Portfolio	3,630,978
Expenses:
Administration fee	10,906,056
Services to shareholders	1,578,850
Professional fees	24,033
Reports to shareholders	11,259
Registration fees	19,252
Trustees' fees and expenses	3,382
Other	100,514
Total expenses before expense reductions	12,643,346
Expense reductions	(12,643,346)
Total expenses after expense reductions	—
Net investment income	3,630,978
Net realized gain (loss) allocated from Government Cash Management Portfolio	195,197
Net increase (decrease) in net assets resulting from operations	$ 3,826,175
*	Net of $12,519,895 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2021.
The accompanying notes are an integral part of the financial statements.
6 |	DWS Government Money Market Series

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 3,630,978	$ 82,607,627
Net realized gain (loss)	195,197	196,528
Net increase (decrease) in net assets resulting from operations	3,826,175	82,804,155
Distributions to shareholders: Institutional Shares	(3,634,634)	(82,611,026)
Fund share transactions:
Proceeds from shares sold	120,769,202,105	242,664,276,983
Reinvestment of distributions	1,548,943	40,199,385
Payments for shares redeemed	(117,979,244,825)	(235,238,981,994)
Net increase (decrease) in net assets from Fund share transactions	2,791,506,223	7,465,494,374
Increase (decrease) in net assets	2,791,697,764	7,465,687,503
Net assets at beginning of period	25,519,416,736	18,053,729,233
Net assets at end of period	$ 28,311,114,500	$ 25,519,416,736
Other Information:
Shares outstanding at beginning of period	25,519,506,513	18,054,012,139
Shares sold	120,769,202,105	242,664,276,983
Shares issued to shareholders in reinvestment of distributions	1,548,943	40,199,385
Shares redeemed	(117,979,244,825)	(235,238,981,994)
Net increase (decrease) in Fund shares	2,791,506,223	7,465,494,374
Shares outstanding at end of period	28,311,012,736	25,519,506,513

The accompanying notes are an integral part of the financial statements.
DWS Government Money Market Series	| 7

Financial Highlights
DWS Government Money Market Series — Institutional Shares
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.004	.022	.018	.008	.003
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.004	.022	.018	.008	.003
Less distributions from:
Net investment income	(.000) *	(.004)	(.022)	(.018)	(.008)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.02 **	.40	2.18	1.79	.81	.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28,311	25,519	18,054	12,697	14,532	9,077
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.25 ***	.25	.26	.25	.25	.27
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.03 ***	.07	.07	.10	.11	.11
Ratio of net investment income (%)	.03 ***	.36	2.12	1.75	.84	.33
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
8 |	DWS Government Money Market Series

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Government Money Market Series (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2021, the Fund owned approximately 98% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are
DWS Government Money Market Series	| 9

applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.	Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the
10 |	DWS Government Money Market Series

Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $3.0 billion of the Fund’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
For the period from January 1, 2021 through April 30, 2022, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.14% of the Fund’s average daily net assets.
In addition, for the period from January 1, 2021 through June 30, 2021, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Fund’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed are $12,643,346.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $10,906,056, of which $1,839,072 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021,
DWS Government Money Market Series	| 11

the amounts charged to the Fund by DSC aggregated $1,517,327, of which $377,036 is unpaid.
In addition, for the six months ended June 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $1,107.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $608, of which $505 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2021, there was one shareholder account that held approximately 25% of the outstanding shares of the Fund.
D.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
E.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market
12 |	DWS Government Money Market Series

volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Government Money Market Series	| 13

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
14 |	DWS Government Money Market Series

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2021 (Unaudited)

Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/21	$1,000.00
Ending Account Value 6/30/21	$1,000.16
Expenses Paid per $1,000**	$ .15
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 1/1/21	$1,000.00
Ending Account Value 6/30/21	$1,024.65
Expenses Paid per $1,000**	$ .15
*	Expenses include amounts allocated proportionally from the Portfolio.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Institutional Shares
DWS Government Money Market Series	.03%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Government Money Market Series	| 15

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)
16 |	Government Cash Management Portfolio

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Government & Agency Obligations 61.0%
U.S. Government Sponsored Agencies 13.7%
Federal Farm Credit Bank:
SOFR + 0.07%, 0.12% (a), 8/11/2022	152,975,000	152,983,628
SOFR + 0.08%, 0.125% (a), 7/9/2021	68,000,000	68,000,000
SOFR + 0.08%, 0.13% (a), 3/10/2022	70,000,000	70,000,000
Federal Home Loan Bank:
0.01% (b), 8/6/2021	2,425,000	2,424,976
0.015% (b), 8/19/2021	432,750,000	432,741,165
0.041% (b), 10/20/2021	281,000,000	280,965,343
0.053% (b), 12/22/2021	1,430,000	1,429,637
SOFR + 0.01%, 0.055% (a), 9/10/2021	200,000,000	200,000,000
SOFR + 0.01%, 0.06% (a), 1/13/2022	235,000,000	235,000,000
SOFR + 0.01%, 0.06% (a), 3/25/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.06% (a), 8/1/2022	440,000,000	440,000,000
0.061% (b), 9/1/2021	150,000,000	149,984,500
SOFR + 0.02%, 0.065% (a), 8/27/2021	125,000,000	125,000,000
SOFR + 0.02%, 0.065% (a), 4/11/2022	100,000,000	100,000,000
SOFR + 0.02%, 0.065% (a), 6/23/2022	350,000,000	350,000,000
0.094% (b), 7/16/2021	18,000,000	17,999,306
SOFR + 0.05%, 0.1% (a), 12/23/2021	40,000,000	40,000,000
0.125%, 7/8/2021	5,000,000	4,999,960
SOFR + 0.12%, 0.17% (a), 2/28/2022	150,000,000	150,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.05%, 0.095% (a), 8/27/2021	50,000,000	50,000,000
SOFR + 0.07%, 0.12% (a), 2/25/2022	450,000,000	450,000,000
SOFR + 0.10%, 0.145% (a), 8/19/2022	207,000,000	207,000,000
SOFR + 0.14%, 0.19% (a), 12/10/2021	100,000,000	99,991,020
SOFR + 0.15%, 0.195% (a), 12/9/2021	40,000,000	40,000,000
SOFR + 0.19%, 0.24% (a), 6/2/2022	40,000,000	40,000,000
Federal National Mortgage Association:
SOFR + 0.30%, 0.35% (a), 1/7/2022	80,000,000	80,000,000
SOFR + 0.31%, 0.36% (a), 10/25/2021	85,000,000	85,000,000
		3,918,519,535
U.S. Treasury Obligations 47.3%
U.S. Treasury Bills:
0.005% (b), 7/8/2021	300,000,000	299,999,708
0.005% (b), 7/13/2021	664,500,000	664,498,892
0.007% (b), 8/12/2021	410,000,000	409,996,891
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 17

	Principal Amount ($)	Value ($)
0.008% (b), 7/13/2021	245,000,000	244,999,388
0.01% (b), 7/1/2021	18,277,000	18,277,000
0.011% (b), 8/19/2021	615,000,000	614,990,792
0.015% (b), 8/12/2021	1,106,600,000	1,106,580,634
0.015% (b), 8/19/2021	405,000,000	404,991,731
0.015% (b), 8/26/2021	412,000,000	411,990,387
0.02% (b), 7/29/2021	80,000,000	79,998,756
0.021% (b), 7/6/2021	280,000,000	279,999,005
0.031% (b), 11/4/2021	1,243,000,000	1,242,867,310
0.035% (b), 10/14/2021	500,000,000	499,948,958
0.035% (b), 10/28/2021	480,000,000	479,944,466
0.035% (b), 11/4/2021	850,000,000	849,895,875
0.036% (b), 10/7/2021	73,800,000	73,792,868
0.036% (b), 11/4/2021	151,000,000	150,981,238
0.037% (b), 10/14/2021	1,000,000,000	999,893,542
0.042% (b), 10/21/2021	1,000,000,000	999,872,444
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.06%, 0.105% (a), 7/31/2022	400,000,000	400,227,362
3-month U.S. Treasury Bill Money Market Yield + 0.11%, 0.164% (a), 4/30/2022	1,133,500,000	1,134,326,263
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 0.204% (a), 1/31/2022	176,000,000	176,152,713
3-month U.S. Treasury Bill Money Market Yield + 0.22%, 0.27% (a), 7/31/2021	1,230,000,000	1,230,222,472
3-month U.S. Treasury Bill Money Market Yield + 0.30%, 0.35% (a), 10/31/2021	722,000,000	722,715,980
U.S. Treasury Notes, 1.125%, 7/31/2021	75,000,000	75,066,379
		13,572,231,054
Total Government & Agency Obligations (Cost $17,490,750,589)		17,490,750,589
Repurchase Agreements 40.1%
Barclays Bank PLC, 0.05%, dated 6/30/2021, to be repurchased at $21,900,030 on 7/1/2021 (c)	21,900,000	21,900,000
BNP Paribas, 0.05%, dated 6/30/2021, to be repurchased at $50,000,069 on 7/1/2021 (d)	50,000,000	50,000,000
BONY Fed Tri Party Repo, 0.05%, dated 6/30/2021, to be repurchased at $9,800,013,611 on 7/1/2021 (e)	9,800,000,000	9,800,000,000
Chase Tri Party Repo, 0.05%, dated 6/30/2021, to be repurchased at $133,000,185 on 7/1/2021 (f)	133,000,000	133,000,000
The accompanying notes are an integral part of the financial statements.
18 |	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc.:
0.05%, dated 6/30/2021, to be repurchased at $759,101,054 on 7/1/2021 (g)	759,100,000	759,100,000
0.06%, dated 6/30/2021, to be repurchased at $460,000,767 on 7/1/2021 (h)	460,000,000	460,000,000
HSBC Securities, Inc., 0.045%, dated 6/30/2021, to be repurchased at $32,800,041 on 7/1/2021 (i)	32,800,000	32,800,000
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2021, to be repurchased at $150,000,208 on 7/1/2021 (j)	150,000,000	150,000,000
Wells Fargo Bank:
0.06%, dated 6/30/2021, to be repurchased at $53,900,090 on 7/1/2021 (k)	53,900,000	53,900,000
0.05%, dated 6/30/2021, to be repurchased at $55,300,077 on 7/1/2021 (l)	55,300,000	55,300,000
Total Repurchase Agreements (Cost $11,516,000,000)		11,516,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $29,006,750,589)	101.1	29,006,750,589
Other Assets and Liabilities, Net	(1.1)	(313,287,870)
Net Assets	100.0	28,693,462,719
(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
19,275,800	U.S. Treasury Bills	Zero Coupon	6/16/2022	19,262,076
3,083,700	U.S. Treasury Notes	0.125	6/30/2023	3,075,991
Total Collateral Value				22,338,067
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,431,100	U.S. Treasury Bonds	2.875	5/15/2043	51,000,005
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 19

(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,616,753,500	U.S. Treasury Notes	1.5–3	8/15/2022–9/30/2025	3,787,390,468
5,611,269,800	U.S. Treasury Bonds	2–2.375	2/15/2023–5/15/2029	6,012,623,175
Total Collateral Value				9,800,013,643
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,000	U.S. Treasury Notes	1.375	8/31/2023	25,704
132,697,600	U.S. Treasury Bonds	1.625	11/15/2022	135,634,364
Total Collateral Value				135,660,068
(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
774,444,300	U.S. Treasury Bills	Zero Coupon	10/19/2021–12/2/2021	774,283,804
(h)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
469,310,100	U.S. Treasury Bills	Zero Coupon	10/28/2021–12/2/2021	469,208,354
(i)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,707,672	U.S. Treasury Inflation-Indexed Bonds	Zero Coupon	5/15/2022–8/15/2025	33,456,000
(j)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
148,855,971	Federal National Mortgage Association	1.5–3.5	6/1/2036–12/1/2050	154,500,001
(k)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,974,231	Federal National Mortgage Association	3–4.5	8/1/2048–2/1/2051	54,978,000
The accompanying notes are an integral part of the financial statements.
20 |	Government Cash Management Portfolio

(l)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
46,242,413	U.S. Treasury Inflation-Indexed Bonds	0.125–0.875	1/15/2023–7/15/2029	56,406,004
SOFR:	Secured Overnight Financing Rate
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$17,490,750,589	$—	$17,490,750,589
Repurchase Agreements	—	11,516,000,000	—	11,516,000,000
Total	$ —	$29,006,750,589	$ —	$29,006,750,589
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 21

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$ 17,490,750,589
Repurchase agreements, valued at amortized cost	11,516,000,000
Cash	124,695,931
Interest receivable	1,968,727
Due from Advisor	127,514
Other assets	315,703
Total assets	29,133,858,464
Liabilities
Payable for investments purchased	440,000,000
Accrued Trustees' fees	96,845
Other accrued expenses and payables	298,900
Total liabilities	440,395,745
Net assets, at value	$ 28,693,462,719
The accompanying notes are an integral part of the financial statements.
22 |	Government Cash Management Portfolio

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 6,644,410
Expenses:
Management fee	11,042,588
Administration fee	3,439,116
Custodian fee	110,273
Professional fees	154,438
Reports to shareholders	15,710
Trustees' fees and expenses	389,376
Other	543,961
Total expenses before expense reductions	15,695,462
Expense reductions	(12,752,751)
Total expenses after expense reductions	2,942,711
Net investment income	3,701,699
Net realized gain (loss) from investments	201,065
Net increase (decrease) in net assets resulting from operations	$ 3,902,764
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 23

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 3,701,699	$ 86,147,167
Net realized gain (loss)	201,065	202,122
Net increase (decrease) in net assets resulting from operations	3,902,764	86,349,289
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	50,283,299,224	82,358,268,912
Value of capital withdrawn	(47,716,229,675)	(75,212,997,203)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	2,567,069,549	7,145,271,709
Increase (decrease) in net assets	2,570,972,313	7,231,620,998
Net assets at beginning of period	26,122,490,406	18,890,869,408
Net assets at end of period	$ 28,693,462,719	$ 26,122,490,406

The accompanying notes are an integral part of the financial statements.
24 |	Government Cash Management Portfolio

Financial Highlights
Government Cash Management Portfolio
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28,693	26,122	18,891	15,720	17,172	11,975
Ratio of expenses before expense reductions (%)	.14 *	.13	.14	.14	.14	.16
Ratio of expenses after expense reductions (%)	.03 *	.07	.07	.10	.11	.11
Ratio of net investment income (%)	.03 *	.36	2.13	1.76	.83	.32
Total Return (%)[a]	.02 b**	.41 [c]	2.17 [c]	1.78 [c]	.81 [c]	.32 [c]
[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.
Government Cash Management Portfolio	| 25

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2021, DWS Government Cash Management Fund and DWS Government Money Market Series owned approximately 1% and 98%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the
26 |	Government Cash Management Portfolio

securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of June 30, 2021, the Portfolio held repurchase agreements with a gross value of $11,516,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2021, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $29,006,750,589.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification
Government Cash Management Portfolio	| 27

clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.	Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.096% of the Portfolio’s average daily net assets.
For the period from January 1, 2021 through June 30, 2021, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any
28 |	Government Cash Management Portfolio

time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed are $12,752,751.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $3,439,116, of which $578,744 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2021, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $400, all of which is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2021.
D.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low interest rates, the Portfolio’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary
Government Cash Management Portfolio	| 29

policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
E.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Portfolio and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Portfolio and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Portfolio and reflect the consequences as appropriate in the Portfolio’s accounting and financial reporting.
30 |	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Money Market Series (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2020. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
DWS Government Money Market Series	| 31

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board
32 |	DWS Government Money Market Series

noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (3rd quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the
DWS Government Money Market Series	| 33

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board
34 |	DWS Government Money Market Series

noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
DWS Government Money Market Series	| 35

Account Management Resources
Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
36 |	DWS Government Money Market Series

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313
To speak with a Shareholder Service representative.
Web Site	liquidity.dws.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@db.com
For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337
To speak with a Shareholder Service representative.
Web Site	dws.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
	Institutional Shares S	Institutional Shares MGD	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	ICAXX	MCAXX	SPMXX	SCRXX
Fund Number	2403	2023	2402	2309
The Fund currently offers one class of shares, Institutional Shares. Managed Shares (“Institutional Shares MGD” ), Prime Reserve Class S Shares (“Institutional Shares PRS” ) and Premium Class S Shares (“Institutional Shares PS” ) (the “legacy classes” ) were combined into Institutional Shares as of the close of business on October 1, 2008. The legacy classes are no longer offered separately. Because the eligibility and minimum investment requirements for each of the legacy classes differ from the Institutional Shares, shareholders of the Fund who were shareholders of a legacy class may continue to purchase shares of the Fund in accordance with the investment requirements in effect for each applicable legacy class prior to the share classes being combined. Any account privileges previously available to shareholders of the legacy classes remain unchanged.
DWS Government Money Market Series	| 37

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

38 |	DWS Government Money Market Series

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Government Money Market Series	| 39

222 South Riverside Plaza
Chicago, IL 60606-5808
DGMMF-3
(R-028299-10 8/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/27/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/27/2021